Financial Risk Management - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Deposits at call	$ 161,790,147	$ 123,417,716	$ 79,995,129	$ 60,593,191
Financial instruments	0
Liquidity Risk [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at call	161,790,147	123,417,716
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 1,568,123	163,238
Description of risk	Based on the financial assets and liabilities held at June 30, 2024, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s post-tax loss for the year would have been $1,568,123 lower / $1,568,123 higher (2023 – $163,238 lower / $163,238 higher).
Ten Percentage Adjustment [member] | Currency Risk [member] | Australian Dollar Versus Euro [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 6,694,929	$ 2,774,784
Description of risk	Based on the financial instruments held at June 30, 2024, had the Australian dollar weakened/ strengthened by 10% against the EURO with all other variables held constant, the Group’s post-tax loss for the year would have been $ 6,694,929 lower/ $ 6,694,929 higher (2023 – $ 2,774,784 lower/ $ 2,774,784 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments. Any changes in post-tax loss will have an equivalent change to equity.